Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 2,927,420	$ 2,927,420	$ 2,927,420
Less: accumulated amortization	(1,266,311)	(1,144,222)	(981,141)
Intangible assets, net	1,661,109	1,783,198	$ 1,946,279
Intellectual property [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	1,736,420	1,736,420
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 1,191,000	$ 1,191,000